Loans, allowance for loan losses and credit quality - Restructured loans (Details 8) SFr in Millions	12 Months Ended
	Dec. 31, 2018 CHF (SFr) contract	Dec. 31, 2017 CHF (SFr) contract	Dec. 31, 2016 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	18	15	16
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 211	SFr 123	SFr 201
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 189	SFr 119	SFr 201
Restructured loans, subsequently defaulted, Number of contracts | contract	9	1	0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 84	SFr 48	SFr 0
Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	5	0	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 29	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 29	SFr 0	SFr 0
Restructured loans, subsequently defaulted, Number of contracts | contract	1	0	0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 8	SFr 0	SFr 0
Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	13	15	16
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 182	SFr 123	SFr 201
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 160	SFr 119	SFr 201
Restructured loans, subsequently defaulted, Number of contracts | contract	8	1	0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 76	SFr 48	SFr 0
Bank
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	18	15	16
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 211	SFr 123	SFr 201
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 189	SFr 119	SFr 201
Restructured loans, subsequently defaulted, Number of contracts | contract	9	1	0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 84	SFr 48	SFr 0
Bank | Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	5	0	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 29	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 29	SFr 0	SFr 0
Restructured loans, subsequently defaulted, Number of contracts | contract	1	0	0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 8	SFr 0	SFr 0
Bank | Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	13	15	16
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 182	SFr 123	SFr 201
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 160	SFr 119	SFr 201
Restructured loans, subsequently defaulted, Number of contracts | contract	8	1	0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 76	SFr 48	SFr 0